Consolidated Financial Position (Parenthetical) (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00	$ 1.00
Common Stock, Authorized Shares	2,000,000,000	2,000,000,000	2,000,000,000
Common Stock, Issued Shares	814,894,624	814,894,624	814,894,624
Treasury Stock, Shares	159,846,131	167,361,280	176,071,910